Income Taxes - Summary of Effective Income Tax Rate (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory provision rate	35.00%	35.00%	35.00%	35.00%	35.00%
Permanent differences and other items
State tax provision	7.90%	3.60%	6.70%	3.90%	6.00%
Section 199 manufacturing credit	(6.90%)	(2.80%)	(3.20%)	(2.30%)	(1.50%)
Incremental tax effects of foreign earnings			1.80%	0.20%	0.30%
Return to provision adjustments	(1.40%)	(3.10%)	1.20%	(0.70%)	(2.20%)
Re-rate of deferred taxes			(0.80%)	(0.30%)	(0.20%)
Non-deductible non-cash compensation	48.70%	41.20%	22.00%	0.40%	1.80%
Other	1.10%	1.50%	(1.00%)	0.40%	0.40%
Effective income tax rate	84.40%	75.40%	61.70%	36.60%	39.60%